DERIVATIVE FINANCIAL INSTRUMENTS - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within twelve months	$ (0.8)
Foreign exchange contracts | Derivatives designated as hedges
Derivative [Line Items]
Derivative, notional amount	233.0	$ 368.2
Foreign exchange contracts | Derivatives not designated as hedges
Derivative [Line Items]
Derivative, notional amount	121.2	107.8
Cross currency swaps | Derivatives designated as hedges
Derivative [Line Items]
Derivative, notional amount	0.0	45.9
Commodity Swap [Member] | Derivatives designated as hedges
Derivative [Line Items]
Derivative, notional amount	$ 7.0	$ 11.2